State Street SPDR SP Global Natural Resources ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global Natural Resources Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.86%	10.61%	10.38%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	10.75%	11.45%
State Street SPDR SP Global Natural Resources ETF
Prospectus [Line Items]
Average Annual Return, Percent	28.77%	10.71%	10.44%
State Street SPDR SP Global Natural Resources ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.80%	9.75%	9.60%
State Street SPDR SP Global Natural Resources ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.51%	8.38%	8.46%